Unaudited Condensed Consolidated Interim Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Non-current assets
Goodwill	£ 13,252.1	£ 13,202.8	£ 12,950.5
Other	1,786.2	1,842.0	1,936.7
Property, plant and equipment	984.4	1,083.0	1,030.8
Right-of-use assets	1,825.2
Interests in associates and joint ventures	739.6	796.8	881.1
Other investments	574.7	666.7	949.3
Deferred tax assets	155.4	153.0	169.9
Trade and other receivables	182.7	180.0	170.4
Non-current assets	19,500.3	17,924.3	18,088.7
Current assets
Corporate income tax recoverable	248.1	198.7	207.0
Trade and other receivables	13,170.2	13,101.5	12,734.1
Cash and short-term deposits	2,173.2	2,643.2	2,221.0
Current assets	15,591.5	15,943.4	15,162.1
Current liabilities
Trade and other payables	(14,365.7)	(15,038.4)	(14,016.6)
Corporate income tax payable	(493.9)	(545.9)	(506.1)
Bank overdrafts, bonds and bank loans	(1,134.8)	(1,025.1)	(319.5)
Short-term lease liabilities	(388.4)
Current liabilities	(16,382.8)	(16,609.4)	(14,842.2)
Net current (liabilities)/assets	(791.3)	(666.0)	319.9
Total assets less current liabilities	18,709.0	17,258.3	18,408.6
Non-current liabilities
Bonds and bank loans	(5,309.4)	(5,634.8)	(6,533.4)
Trade and other payables	(567.7)	(841.4)	(937.8)
Deferred tax liabilities	(397.7)	(479.5)	(499.4)
Provisions for post-employment benefits	(184.9)	(184.3)	(208.2)
Provisions for liabilities and charges	(255.8)	(311.7)	(236.3)
Long-term lease liabilities	(1,957.3)
Non-current liabilities	(8,672.8)	(7,451.7)	(8,415.1)
Net assets	10,036.2	9,806.6	9,993.5
Equity
Called-up share capital	133.3	133.3	133.3
Share premium account	569.9	569.7	569.4
Other reserves	483.5	393.5	141.4
Own shares	(1,207.4)	(1,255.7)	(1,284.4)
Retained earnings	9,652.4	9,541.4	10,018.8
Equity shareholders' funds	9,631.7	9,382.2	9,578.5
Non-controlling interests	404.5	424.4	415.0
Total equity	£ 10,036.2	£ 9,806.6	£ 9,993.5